NOTES PAYABLE (Details Narrative) - USD ($)													3 Months Ended	9 Months Ended			12 Months Ended
	Jul. 30, 2026	Mar. 23, 2026	Feb. 24, 2026	Feb. 17, 2026	Feb. 13, 2026	Apr. 16, 2025	Feb. 03, 2025	Jan. 09, 2025	Jul. 31, 2024	Jun. 20, 2024	Mar. 18, 2024	Mar. 12, 2024	Apr. 30, 2026	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Sep. 30, 2026	Jan. 23, 2026	Oct. 31, 2025	Apr. 23, 2025	Oct. 07, 2024	Jul. 25, 2018
Short-Term Debt [Line Items]
Total notes payable - related parties														$ 750,500						$ 1,887,034
Repayment amount														1,266,552	$ (0)
Convertible Series D Preferred Stock [Member]
Short-Term Debt [Line Items]
Converted principal amount													$ 100,000
Accrued interest													250,000
James Byrd [Member]
Short-Term Debt [Line Items]
Membership interest percentage						50.00%
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Repayment amount														1,147,658
Loss on debt extinguishment														492,661
Converted principal amount														152,812
Notes Payable 19 [Member]
Short-Term Debt [Line Items]
Face amount																			$ 100,000
Note Payable Agreement 2 [Member]
Short-Term Debt [Line Items]
Face amount												$ 150,000											$ 10,000
Maturity date												Mar. 12, 2025
Interest rate												12.00%
Note Payable Agreement 2 [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Maturity date				Dec. 15, 2026
Interest rate				12.00%
Debt instrument, description				The Note is convertible, following the last to occur, (i) 180 days following the inception date or (ii) an event of default, into shares of the Company’s common stock at a price equal to 65% of the lowest closing price during the 10 trading days prior to conversion, subject to adjustment. Conversions are further limited by a beneficial ownership cap of 4.99% (which the Buyer may adjust up to 9.99% with 61 days’ notice).	The Note is convertible, following the last to occur, (i) 180 days following the inception date or (ii) an event of default, into shares of the Company’s common stock at a price equal to 70% of the lowest closing price during the 15 trading days prior to conversion, subject to adjustment. Conversions are further limited by a beneficial ownership cap of 4.99% (which the Buyer may adjust up to 9.99% with 61 days’ notice).
Note Payable Agreement 3 [Member]
Short-Term Debt [Line Items]
Conversion price											$ 10.00
Periodic payment per month		$ 5,000
Shares, Issued		6,600
Issued shares, value														51,480
Total notes payable - related parties														$ 30,000
Note Payable Agreement 3 [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Face amount											$ 50,000
Maturity date	Jul. 30, 2027										Mar. 18, 2026
Interest rate	6.00%										9.75%
Repayment amount			$ 20,000
Debt instrument, description	The Note is convertible, following the last to occur, (i) 180 days following the inception date or (ii) an event of default, into shares of the Company’s common stock at a price equal to 60% of the lowest closing price during the 20 trading days prior to conversion, subject to adjustment. Conversions are further limited by a beneficial ownership cap of 4.99% (which the Buyer may adjust up to 9.99% with 61 days’ notice).
Note Payable Agreement 4 [Member]
Short-Term Debt [Line Items]
Face amount										$ 450,000
Maturity date										Jun. 20, 2026
Conversion price										$ 10.00
Total notes payable - related parties																						$ 50,000
Note Payable Agreement 4 [Member] | Matures On June 202026 [Member]
Short-Term Debt [Line Items]
Interest rate										9.75%
Note Payable Agreement 5 [Member]
Short-Term Debt [Line Items]
Face amount																						$ 50,000
Periodic payment per month		$ 5,000
Repayment amount			20,000
Note Payable Agreement 6 [Member]
Short-Term Debt [Line Items]
Face amount									$ 500,000							$ 500,000
Repaid last principal payment																65,000
Remaining principal extinguished									435,000							435,000
Accrued interest extinguished									23,007							23,007
Number of shares issued														100,000
Note Payable Agreement 6 [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Face amount									$ 500,000							$ 500,000
Note Payable Agreement 7 [Member]
Short-Term Debt [Line Items]
Conversion price									$ 10.00							$ 10.00
Periodic payment per month		15,000
Repayment amount			20,000
Loss on debt extinguishment																	$ 4,500
Obligated to pay		20,000
Note Payable Agreement 7 [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Face amount									$ 250,000							$ 250,000
Maturity date									May 01, 2025
Interest rate									13.00%							13.00%
Debt instrument interest rate percentage									9.75%
Note Payable Agreement 8 [Member]
Short-Term Debt [Line Items]
Face amount								$ 50,000
Maturity date								Jan. 09, 2027
Interest rate								9.75%
Note Payable Agreement 9 [Member]
Short-Term Debt [Line Items]
Face amount							$ 100,000
Maturity date							Feb. 09, 2027
Interest rate							9.75%
Note Payable Agreement 10 [Member]
Short-Term Debt [Line Items]
Periodic payment per month		$ 5,000
Total notes payable - related parties						$ 150,000
Repayment amount			20,000
Debt instrument, description						The note bears interest at a rate of 9.75% per annum and matures on the earlier of (i) 180 days from the date of issuance or (ii) the date the Company receives at least $1,000,000 in new financing.
Consideration transferred for convertible note						3,000
Principal balance														$ 130,000
Note Payable Agreement 10 [Member] | James Byrd [Member]
Short-Term Debt [Line Items]
Membership interest percentage						50.00%
Note Payable Agreement 11 [Member]
Short-Term Debt [Line Items]
Face amount																					$ 15,500
Note Payable Agreement 12 [Member]
Short-Term Debt [Line Items]
Repayment amount			0
Note Payable Agreement 13 [Member]
Short-Term Debt [Line Items]
Repayment amount			0
Note Payable Agreement 14 [Member]
Short-Term Debt [Line Items]
Repayment amount			0
Note Payable Agreement 15 [Member]
Short-Term Debt [Line Items]
Repayment amount			0
Note Payable Agreement 16 [Member]
Short-Term Debt [Line Items]
Repayment amount			0
Note Payable Agreement 17 [Member]
Short-Term Debt [Line Items]
Repayment amount			$ 0
Note Payable Agreement 18 [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Face amount																		$ 5,000